Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Cash Flows from Operating Activities:
Net loss	$ (19,514,000)	$ (2,046,000)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	145,000	297,000
Straight-line rent adjustments, net	12,000	(72,000)
Loss on extinguishment of related party loan payable	0	250,000
Incentive compensation	86,000	0
Non-cash operating lease expense	539,000	706,000
Unrealized loss on warrants	13,938,000	0
Changes in operating assets and liabilities:
Prepaid expenses and other assets	(3,500,000)	(906,000)
Accounts payable and accrued expenses	(1,870,000)	499,000
Net cash used in operating activities	(10,164,000)	(1,272,000)
Cash Flows from Investing Activities:
Purchases of long-lived assets	(6,000)	(10,000)
Payments for cost of construction	(12,428,000)	(1,263,000)
Purchases of held-to-maturity investments	(166,560,000)	0
Net cash used in investing activities	(178,994,000)	(1,273,000)
Cash Flows from Financing Activities:
Proceeds from issuance of Sky Series A Preferred Units	0	30,000,000
Proceeds from issuance of BOC PIPE	45,000,000	0
Proceeds from Yellowstone trust	15,691,000	0
Offering costs	(8,822,000)	(251,000)
Payments for debt issuance costs	0	(69,000)
Payment of loan payable and redemption of Sky membership interest	0	(5,221,000)
Proceeds from note payable to Sponsor	0	774,000
Proceeds of loans payable to related parties	0	630,000
Net cash provided by financing activities	51,869,000	25,863,000
Net (decrease) increase in cash	(137,289,000)	23,318,000
Cash – beginning of the period	203,935,000	72,000
Cash – end of the period	$ 66,646,000	$ 23,390,000